Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Changes in Carrying Amount of Goodwill by Segment

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2013	$188.7	$80.0	$108.7
Translation adjustments	(4.8)	(4.8)	–
Balance at December 31, 2014	183.9	75.2	108.7
Translation adjustments	(6.5)	(6.5)	–
Balance at December 31, 2015	$177.4	$68.7	$108.7